Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of March 31, 2025
	(Unaudited)
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$60,598,690	(11,159,595)
Total	$60,598,690	(11,159,595)

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)
Total	$44,733,835	$(5,937,573)

Schedule of Amortization Expenses
Aggregate Amortization expenses:
For six months ended 3/31/2025	$(5,417,658)

Estimated Amortization Expenses:
For year ended 3/31/2026	$12,065,192
For year ended 3/31/2027	$12,129,958
For year ended 3/31/2028	$12,006,452
For year ended 3/31/2029	$10,293,699
For year ended 3/31/2030	$2,943,794

Schedule of Movement of Intangible Assets

The movement of intangible assets is as follows:

	As of March 31, 2025
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the year	$44,733,835	5,937,573
Additions(a)	17,338,784	5,417,658
Disposal
Foreign exchange translation	(1,473,929)	(195,636)
Balance at end of the year	$60,598,690	11,159,595

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573

(a)	Additions are all acquired from third-party suppliers in the current period.